Cash and cash equivalents (Details 2)	12 Months Ended
Dec. 31, 2024
US Dollars
Cash and cash equivalents
Average maturity period	11 days
Effective interest rate	4.88%
Euro
Cash and cash equivalents
Average maturity period	8 days
Effective interest rate	3.12%